Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Other Comprehensive Income [Abstract]
Net income	$ 2,087	$ 5,096	$ 11,424	$ 12,115	$ 2,381
Other comprehensive income:
Unrealized holding arising during the period	(590)	(63)	861	137	28
Income tax expense	124	13	(181)	(29)	(6)
Other comprehensive on securities	(466)	(50)	680	108	22
Unrealized gain on derivatives:
Unrealized holding arising during the period	0	(216)	(216)	216
Unrealized gain on termination fee from derivatives	0	945	945
Reclassification adjustment for accretion recorded in interest expense during the period	(51)	(18)	(180)
Income tax expense	11	(149)	(115)	(45)
Other comprehensive income on derivatives	(40)	562	434	171
Total other comprehensive income	(506)	512	1,114	279	22
Total comprehensive income	$ 1,581	$ 5,608	$ 12,538	$ 12,394	$ 2,403